Concentrations (Details) - Customers accounting for more than 10% of total revenues (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenue	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 1,304,747	$ 586,176
Revenue,Major Customer, Percentage	10.00%
Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	209,626
Revenue,Major Customer, Percentage	15.00%
Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	164,336				83,723
Revenue,Major Customer, Percentage	12.00%				47.00%
Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 125,000				$ 83,333
Revenue,Major Customer, Percentage	9.00%				47.00%